Fair Value Measurement - Additional Information (Detail) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets reported at fair value on a non-recurring basis	$ 0	$ 0
Liabilities reported at fair value on a non-recurring basis	$ 0	$ 0